S000009910 [Member] Investment Objectives and Goals - AMG Frontier Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Frontier Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG Frontier Small Cap Growth Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.